Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	bioAffinity Technologies, Inc.
Entity Central Index Key	0001712762
Entity Primary SIC Number	8731
Entity Tax Identification Number	46-5211056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, Address Line Three	San Antonio
Entity Address, City or Town	Texas 78217
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, Address Line Three	San Antonio
Entity Address, City or Town	Texas
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Contact Personnel Name	Maria Zannes